TAXES ON INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
TAXES ON INCOME

Amendment of the Law for the Encouragement of Capital Investments, 1959

The Law for Encouragement of Capital Investments, 1959 (hereafter - the law) was amended as part of the Economic Policy Law for the years 2011-2012, which was passed in the Knesset (the Israeli parliament) on December 29, 2010 (hereafter - the amendment). The amendment becomes effective as from January 1, 2011.

The amendment sets alternative benefit tracks to the ones currently in place under the provisions of the Law, as follows: investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (preferred enterprise and a special preferred enterprise), which provide for application of a unified tax rate to all preferred income of the company, as defined in the amendment.

The tax rates at company level, under the Law:

Years	Development Zone A	Other Areas in Israel
"Preferred enterprise":
2011-2012	10%	15%
2013-2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise"
commencing 2011	5%	8%

The benefits granted to the preferred enterprises will be unlimited in time, unlike the benefits granted to special preferred enterprises, which will be limited for a period of 10 years. The benefits shall be granted to companies that will qualify under criteria set in the amendment; for the most part, those criteria are similar to the criteria that were set in the law prior to its amendment.

Under the transitional provisions of the amendment, a company will be allowed to continue and enjoy the tax benefits available under the Law prior to its amendment until the end of the period of benefits, as defined in the Law. The Company will be allowed to set the "year of election" no later than tax year 2012, provided that the minimum qualifying investment commenced not later than the end of 2010.  On each year during the period of benefits, the Company will be able to opt for application of the amendment, thereby making available to itself the tax rates as above. A company may not revoke it election for application of the Amendment.

In accordance with income taxes (Topic 740) the measurement of current and deferred tax liabilities and assets is based on provisions of the enacted tax law at balance sheet date. The amendment was "enacted" at the first quarter of 2011 and did not have an impact on the Company’s consolidated financial statements.

a.	Tax benefits for Encouragement of Capital Investments, 1959 (“Capital Investments Law”)

The production facilities of the Company have been granted “approved enterprise” status under Israeli law. The main tax benefits available during the two years period of benefits commencing in the first year in which the Company earns taxable income (which has not yet occurred) are:

1)	Reduced tax rates:

Income derived from the “approved enterprise” is tax exempt for a period of 2 years, not later than 12 years as of December 31, 2007, after which the income will be taxable at the rate of 25% for 5 years.

In the event of distribution of cash dividends from income which was tax exempt as above, the tax rate applicable to the amount distributed will be 25%.

2)	Accelerated depreciation:

The Company is entitled to claim accelerated depreciation for five tax years in respect of machinery and equipment used by the approved enterprise.

3)	Conditions for entitlement to the benefits:

The entitlement to the above benefits is conditional upon the Company’s fulfilling the conditions stipulated by the law, regulations published there under and the instruments of approval for the specific investments in approved enterprises. In the event of failure to comply with these conditions, the benefits may be cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences and interest.

Amendment of the Law for the Encouragement of Capital Investments, 1959

The Law for Encouragement of Capital Investments, 1959 (hereafter - the law) was amended as part of the Economic Policy Law for the years 2011-2012, which was passed in the Knesset (the Israeli parliament) on December 29, 2010 (hereafter - the amendment). The amendment becomes effective as from January 1, 2011.

The amendment sets alternative benefit tracks to the ones currently in place under the provisions of the Law, as follows: investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (preferred enterprise and a special preferred enterprise), which provide for application of a unified tax rate to all preferred income of the company, as defined in the amendment.

The tax rates at company level, under the law:

Years	Development Zone A	Other Areas in Israel

"Preferred enterprise"
2011-2012	10%	15%
2013-2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise"
commencing 2011	5%	8%

The benefits granted to the preferred enterprises will be unlimited in time, unlike the benefits granted to special preferred enterprises, which will be limited for a period of 10 years. The benefits shall be granted to companies that will qualify under criteria set in the amendment; for the most part, those criteria are similar to the criteria that were set in the law prior to its amendment.

Under the transitional provisions of the amendment, a company will be allowed to continue and enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law. The company will be allowed to set the "year of election" no later than tax year 2012, provided that the minimum qualifying investment commenced not later than the end of 2010.  On each year during the period of benefits, the company will be able to opt for application of the amendment, thereby making available to itself the tax rates as above. Company's opting for application of the amendment is irrecoverable.

In accordance with income taxes (Topic 740) the measurement of current and deferred tax liabilities and assets is based on provisions of the enacted tax law at balance sheet date. Since, as at December 31, 2010, the Amendment had not yet been “enacted”, as defined in Topic 740, the measurement of the current and deferred taxes for the year ended December 31, 2010 is made without taking the aforementioned Amendment into consideration. The Company is currently evaluating the impact of the adoption of these amendments would have on its consolidated financial statements.

b.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments Law), 1985 (“Inflationary Adjustments Law”)

Pursuant to the Israel Income Tax Law (Adjustments for Inflation), 1985 (hereinafter - the Adjustments Law), the results for tax purposes have been measured through 2007 on a real basis, based on changes in the Israel Consumer Price Index. The Company is taxed under this law.

Under the Israel Income Tax Law (Adjustments for Inflation) (Amendment No. 20), 2008 (hereinafter - the amendment), the provisions of the Adjustments Law will no longer apply to the Company in the 2008 tax year and thereafter, and therefore, the results of the Company will be measured for tax purposes in nominal terms. The amendment includes a number of transition provisions regarding the end of application of the Adjustments Law, which applied to the company through the end of the 2007 tax year.

c.	Tax rates

The regular corporate tax rate in Israel was 26% and 27%, in 2009 and 2008, respectively. The corporate tax rate is to be reduced to 25% in 2010. Income not eligible for “approved enterprise” benefits, mentioned above, is taxed at a regular rate.

On July 23, 2009, the Israel Economic Efficiency Law (Legislation Amendments for Applying the Economic Plan for the 2009 and 2010), 2009 (hereinafter – the 2009 amendment), became effective, stipulating, among other things, an additional gradual decrease in tax rate in 2011 and thereafter, as follows: 2011 – 24%, 2012 – 23%, 2013 – 22%, 2014 – 21%, 2015 – 20%, and 2016 and thereafter – 18%.

The subsidiary is taxed according to the tax laws in Germany. Accordingly, the applicable tax rates are corporate tax rate of 15.825% and trade tax rate of 15%.

d.	Carry forward tax losses

As of December 31, 2010, the Company had a net carry forward tax loss of approximately $14.2 million. Under Israeli tax laws, the carry forward tax losses of the Company can be utilized indefinitely. The subsidiary had a net carry forward tax loss of approximately $560 thousands. Under German tax laws, the carry forward tax losses of the subsidiary can be utilized indefinitely.

e.	Tax assessments

The Company and its subsidiary have not been assessed for tax purposes since incorporation.

f.	The components of income (loss) before income taxes are as follows:

	December 31
	2010	2009
	($ in thousands)
Loss before taxes on income:
The Company in Israel	$(3,115)	$(2,624)
Subsidiary in Germany	(258)	(53)
	$(3,373)	$(2,677)
Current Taxes on income:
In Israel	$17	$17
Outside Israel	30	30
	$47	$47

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the Regular tax rates applicable to the company in Israel (see c. above), and the actual tax expense:

	Year ended December 31
	2010	2009
	($ in thousands)
Loss before taxes on income, as reported in the statements of operations	$3,373	$2,677
Theoretical tax benefit	(843)	(696)
Increase in tax benefit resulting from permanent differences	431	92
Increase in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate	62	24
Increase in uncertain tax positions - net	30	30
Change in corporate tax rates, see c above	—	481
Change in valuation allowance	367	116
	$47	$47

As of December 31, 2010 and 2009, the Company determines that it was more likely than not that the benefit of the operating losses would not be realized and consequently, management concluded that full valuation allowance should be established regarding the Company's deferred tax assets.

The changes in the valuation allowance for the year ended December 31, 2010:

	Year ended December 31
	2010	2009
	($ in thousands)
Balance at the beginning of the year	$2,829	$2,713
Changes during the year	367	116
Balance at the end of the year	$3,196	$2,829

g.	Accounting for Uncertain Tax position

Following is a reconciliation of the total amounts of the Company's unrecognized tax benefits during the year ended December 31, 2010:

	December 31
	2010	2009
	($ in thousands)
Balance at beginning of year	$30	$—
Increases in unrecognized tax benefits as a result
of tax positions taken during the current year	30	30
Balance at end of year	$60	$30

All of the above amounts of unrecognized tax benefits would affect the effective tax rate if recognized.

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Years
Israel	2006-2010
Germany	2008-2010

h.	Deferred income tax:

	December 31
	2010	2009
	($ in thousands)
Short-term :
Allowance for doubtful accounts	$36	$2
Provision for vacation and recreation pay	38	25
	74	27
Long-term :
R&D expenses	531	469
Carry forward tax losses	2,582	2,326
Accrued severance pay	9	7
	3,122	2,802
Less-valuation allowance	(3,196)	(2,829)
	$—	$—